Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 147,803	$ 2,942,558	$ 5,752,662	$ 5,140,052
Non-aeronautical services	58,820	1,171,039	1,819,605	1,625,497
Construction services	62,981	1,253,869	954,834	1,141,505
Total revenues	269,604	5,367,466	8,527,101	7,907,054
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	38,474	765,958	954,207	977,896
Major maintenance provision	19,717	392,531	292,324	248,636
Cost of construction	62,981	1,253,869	954,834	1,141,505
Administrative expenses	26,022	518,059	542,664	563,151
Right to use airport facilities	10,006	199,202	363,561	319,180
Technical assistance fees	4,077	81,164	150,108	172,610
Depreciation and amortization	21,867	435,344	415,252	351,745
Other income, net	(7)	(129)	(1,155)	(205)
Total operating costs and expenses	183,137	3,645,998	3,671,795	3,774,518
Operating income	86,466	1,721,468	4,855,306	4,132,536
Interest expense	21,121	420,499	376,008	325,557
Interest income	(5,620)	(111,889)	(171,236)	(194,091)
Exchange loss, net	(3,994)	(79,522)	50,878	15,488
Total non-operating loss	11,507	229,088	255,650	146,954
Income before income taxes	74,960	1,492,380	4,599,656	3,985,582
Income tax expense	19,815	394,501	1,372,222	1,121,403
Consolidated net income for the year	55,145	1,097,879	3,227,434	2,864,179
Items that will not be subsequently reclassified to profit or loss:
Actuarial gain (loss) on labor obligations	(655)	(13,039)	(12,834)	24,173
Income tax relating to actuarial loss (gain) on labor obligations	196	3,912	3,850	(4)
Total other comprehensive income (loss)	(459)	(9,127)	(8,984)	24,169
Total comprehensive income for the year	54,686	1,088,752	3,218,450	2,888,348
Consolidated net income attributable to:
Controlling interest	54,968	1,094,358	3,219,798	2,851,822
Non-controlling interest	177	3,521	7,636	12,357
Comprehensive income attributable to:
Controlling interest	54,509	1,085,231	3,210,814	2,875,991
Non-controlling interest	$ 177	$ 3,521	$ 7,636	$ 12,357
Basic and diluted earnings per share of controlling interest | (per share)	$ 0.1409	$ 2.8038	$ 8.1984	$ 7.2483
Weighted average shares outstanding	390,313,970	390,313,970	392,736,827	393,446,466